Lease obligation	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
Lease obligation [Text Block]

13. Lease obligation

We have entered into long-term office lease contracts which expire on April 30, 2026, May 31, 2026, and October 31, 2026, respectively. The office leases include the right to renew for an additional term following its expiry. Management has not included the renewal option because it was deemed too uncertain whether we would renew at September 30, 2024.

Under the current office lease agreements, we have benefited from the following lease inducements:

  Free rent from inception March 1, 2020 to November 1, 2020;
  Free rent from November 1, 2021, to March 1, 2022; and
  Free rent from August 1, 2023, to October 31, 2023.

The following table presents the movement in our lease obligation for the respective periods:

	Offices	Current Portion	Non-current portion
Balance at September 30, 2022	$275,621	$69,150	$206,471
Additions	228,020	-	-
Lease payments (including interest)	(111,903)	-	-
Interest expense	37,785	-	-
Balance at September 30, 2023	$429,523	$127,116	$302,407
Additions	-	-	-
Lease payments (including interest)	(197,651)	-	-
Interest expense	70,351	-	-
Balance at September 30, 2024	$302,223	$147,078	$155,145

The following table presents the contractual undiscounted cash flows for the lease obligations:

	September 30, 2024	September 30, 2023
Less than one year	$206,828	$197,367
One to five years	154,445	361,388
Total	$361,272	$558,755